INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities Classified as Current and Long-Term
Investment securities classified as current and long-term were as follows at December 31, 2014 and 2013, respectively:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2014
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$365	$10	$(1)	$374
Mortgage-backed securities	1,453	50	(5)	1,498
Tax-exempt municipal securities	2,931	140	(3)	3,068
Mortgage-backed securities:
Residential	17	—	—	17
Commercial	846	16	(19)	843
Asset-backed securities	28	1	—	29
Corporate debt securities	3,432	299	(13)	3,718
Total debt securities	$9,072	$516	$(41)	$9,547
December 31, 2013
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$584	$6	$(6)	$584
Mortgage-backed securities	1,834	34	(48)	1,820
Tax-exempt municipal securities	2,911	93	(33)	2,971
Mortgage-backed securities:
Residential	22	—	—	22
Commercial	662	20	(9)	673
Asset-backed securities	63	1	(1)	63
Corporate debt securities	3,474	223	(30)	3,667
Total debt securities	$9,550	$377	$(127)	$9,800

Schedule of Gross Unrealized Losses and Fair Value of Securities
Gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows at December 31, 2014 and 2013, respectively:

	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

	(in millions)
December 31, 2014
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$79	$—	$80	$(1)	$159	$(1)
Mortgage-backed securities	22	—	320	(5)	342	(5)
Tax-exempt municipal securities	131	(1)	118	(2)	249	(3)
Mortgage-backed securities:
Residential	1	—	4	—	5	—
Commercial	31	(1)	267	(18)	298	(19)
Asset-backed securities	13	—	—	—	13	—
Corporate debt securities	219	(6)	128	(7)	347	(13)
Total debt securities	$496	$(8)	$917	$(33)	$1,413	$(41)
December 31, 2013
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$231	$(6)	$5	$—	$236	$(6)
Mortgage-backed securities	1,076	(47)	21	(1)	1,097	(48)
Tax-exempt municipal securities	693	(28)	57	(5)	750	(33)
Mortgage-backed securities:
Residential	6	—	1	—	7	—
Commercial	270	(8)	40	(1)	310	(9)
Asset-backed securities	35	(1)	—	—	35	(1)
Corporate debt securities	594	(28)	17	(2)	611	(30)
Total debt securities	$2,905	$(118)	$141	$(9)	$3,046	$(127)

Schedule of Realized Gains (Losses) Related to Investment Securities Included Within Investment Income
The detail of realized gains (losses) related to investment securities and included within investment income was as follows for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012
	(in millions)
Gross realized gains	$29	$33	$38
Gross realized losses	(9)	(11)	(5)
Net realized capital gains	$20	$22	$33

Schedule of Contractual Maturity of Debt Securities Available for Sale
The contractual maturities of debt securities available for sale at December 31, 2014, regardless of their balance sheet classification, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in millions)
Due within one year	$530	$534
Due after one year through five years	2,060	2,164
Due after five years through ten years	2,036	2,145
Due after ten years	2,102	2,317
Mortgage and asset-backed securities	2,344	2,387
Total debt securities	$9,072	$9,547